Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	$ 5,980
Restructuring and Related Cost, Accelerated Depreciation	472
Marketing and selling expense
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,317
General and administrative expense
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	3,164
Technology and development expense
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,274
Cost of Goods Sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	225
One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	2,532	0
Restructuring and Related Cost, Incurred Cost	5,238
Restructuring Charges	5,238
Payments for Restructuring	(2,706)
Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	0	0
Restructuring and Related Cost, Incurred Cost	742
Restructuring Charges	270
Payments for Restructuring	$ (270)